Litigation, regulatory and similar matters (Narrative) (Detail) $ in Thousands, € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
IFRS 3 acquisition-related contingent liabilities			$ 531,000	$ 2,122,000
Increase / (decrease) in IFRS 3 acquisition-related contingent liabilities			(1,600,000)
Minimum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions			0
Maximum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions			1,500,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Awards of penalties, confiscation and civil damages | €		€ 1,800.0
Fine | €		730.0
Civil damages to the French State | €		105.0
Inquiries regarding cross-border wealth management businesses | Investigations in the US involving Credit Suisse Services AG | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
US Department of Justice plea agreement and non-prosecution agreement penalties restitution and forfeiture			511,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €		2,100.0
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants			2,000,000
Amounts claimed			125,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		172.0
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			300,000
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			436,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			420,000
Settlement made			66,390
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			495,000
Rates-related matters | Foreign exchange trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		83.3
Reduced fine provided in the judgement issued by the European General Court | €		€ 28.9
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court			130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Revised damage award Singapore International Commercial Court			461,000
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda			$ 607,350
Bermuda statutory rate	3.50%	3.50%	3.50%
Credit Suisse anti-money laundering matters | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Client assets seized decision Swiss Federal Criminal Court | SFr	SFr 12
Fine decision Swiss Federal Criminal Court | SFr	2
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19
Archegos | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Agreed settlement pending approval			$ 115,000